AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 97.8%
Communication Services - 16.7%
Cinemark Holdings, Inc.	50,585	$598,420
Discovery, Inc., Class C*	198,840	3,768,018
GCI Liberty, Inc., Class A*	115,517	9,055,378
Liberty Broadband Corp., Class C*	50,326	6,908,250
Liberty Latin America, Ltd., Class A*	126,852	1,304,039
Liberty Latin America, Ltd., Class C*	206,335	2,110,807
Vonage Holdings Corp.*	275,056	3,286,919
Yelp, Inc.*	108,604	2,712,928

Total Communication Services		29,744,759
Consumer Discretionary - 10.4%
Advance Auto Parts, Inc.	31,641	4,750,580
Core-Mark Holding Co., Inc.	55,021	1,459,157
Cracker Barrel Old Country Store, Inc.[1]	6,813	752,632
Extended Stay America, Inc.	363,629	4,149,007
LKQ Corp.*	213,261	6,011,827
Murphy USA, Inc.*	11,014	1,458,364

Total Consumer Discretionary		18,581,567
Consumer Staples - 8.8%
BJ's Wholesale Club Holdings, Inc.*,1	168,799	6,760,400
Hostess Brands, Inc.*	517,595	6,563,105
Ingles Markets, Inc., Class A	41,356	1,664,579
Pilgrim's Pride Corp.*	45,178	693,482

Total Consumer Staples		15,681,566
Energy - 2.3%
HollyFrontier Corp.	59,284	1,630,310
PBF Energy, Inc., Class A	77,300	670,964
World Fuel Services Corp.	76,546	1,801,127

Total Energy		4,102,401
Financials - 10.3%
Axis Capital Holdings, Ltd. (Bermuda)	69,519	2,789,102
Cannae Holdings, Inc.*	188,277	7,094,278
Fidelity National Financial, Inc.	137,723	4,456,716
White Mountains Insurance Group, Ltd.	4,698	4,134,851

Total Financials		18,474,947
Health Care - 5.3%
Computer Programs & Systems, Inc.	81,386	2,008,606
Premier, Inc., Class A*	211,732	7,404,268

Total Health Care		9,412,874
Industrials - 32.9%
Air Transport Services Group, Inc.*	337,529	8,225,582
Arcosa, Inc.	23,491	991,790
	Shares	Value

Argan, Inc.	107,631	$4,617,370
Armstrong World Industries, Inc.	45,824	3,264,502
Atkore International Group, Inc.*	52,395	1,397,375
Colfax Corp.*,1	73,925	2,149,739
Comfort Systems USA, Inc.	77,401	3,847,604
Cubic Corp.[1]	95,564	4,013,688
Forward Air Corp.	13,942	724,844
GrafTech International, Ltd.[1]	471,299	2,860,785
Harsco Corp.*	170,237	2,716,982
Insperity, Inc.	62,610	4,186,105
MSC Industrial Direct Co., Inc., Class A	21,612	1,426,608
Nielsen Holdings PLC[1]	180,630	2,606,491
nVent Electric PLC (United Kingdom)	124,866	2,267,566
SP Plus Corp.*	19,918	316,497
TPI Composites, Inc.*,1	89,567	2,291,124
TriMas Corp.*	39,304	919,714
TriNet Group, Inc.*	17,260	1,139,160
UniFirst Corp.	31,258	5,828,992
US Ecology, Inc.	52,033	1,804,504
Viad Corp.	82,267	1,189,581

Total Industrials		58,786,603
Information Technology - 9.1%
ACI Worldwide, Inc.*	82,793	2,218,024
Avaya Holdings Corp.*,1	301,931	3,822,446
CDK Global, Inc.	76,517	3,478,463
DXC Technology Co.	83,855	1,501,843
ePlus, Inc.*	2,492	185,754
Ituran Location and Control, Ltd. (Israel)	46,256	611,967
NCR Corp.*	185,441	3,417,678
Sabre Corp.[1]	146,144	1,104,849

Total Information Technology		16,341,024
Materials - 0.8%
Axalta Coating Systems Ltd. *	65,384	1,451,525
Real Estate - 1.2%
Jones Lang LaSalle, Inc.	17,096	1,690,965
Newmark Group, Inc., Class A	114,499	466,011

Total Real Estate		2,156,976

Total Common Stocks (Cost $181,001,558)		174,734,242

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 2.6%
Other Investment Companies - 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[2]	1,562,860	$1,562,860
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[2]	1,562,859	1,562,859
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[2]	1,610,219	1,610,219

Total Short-Term Investments (Cost $4,735,938)		4,735,938
Value

Total Investments - 100.4% (Cost $185,737,496)	$179,470,180
Other Assets, less Liabilities - (0.4)%	(786,112)
Net Assets - 100.0%	$178,684,068

*	Non-income producing security.
[1]	Some of these securities, amounting to $13,619,026 or 7.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$174,734,242	—	—	$174,734,242
Short-Term Investments
Other Investment Companies	4,735,938	—	—	4,735,938
Total Investments in Securities	$179,470,180	—	—	$179,470,180

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,619,026	—	$13,971,356	$13,971,356
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.